Business Combination - Common Shares Issued (Details) - Seaport - shares		12 Months Ended
	Oct. 22, 2021	Dec. 31, 2021
Class A Common Stock
Business Combination
Seaport common stock outstanding prior to Business Combination		14,375,000
Less: redemption of Seaport shares		(12,346,223)
Ordinary shares of Seaport		2,028,777
Seaport sponsor shares		3,593,750
Shares issued in PIPE financing		5,000,000
Shares issued pursuant to Backstop Agreement		1,995,989
Total shares of common stock outstanding immediately after the Business Combination		12,618,516
Class B Common Stock
Business Combination
Shares to Redwood Holdco shareholders	32,770,000	32,770,000
Total shares of common stock outstanding immediately after the Business Combination		32,770,000